UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07075

T. Rowe Price Media & Telecommunications Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

Item 1. Schedule of Investments

Media & Telecommunications Fund	March 31, 2015

T. Rowe Price Media & Telecommunications Fund

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares/Par	$ Value
COMMON STOCKS 97.9%		
BUSINESS SERVICES 2.2%		
Miscellaneous Business Services 2.2%		
Ctrip.com International, ADR (1)	1,225,200	71,821
Total Business Services		71,821
CONTENT 0.0%		
Media & Entertainment 0.0%		
Central European Media Enterprises, Warrants, 5/2/18 (1)	411,726	708
Total Content		708
HARDWARE 0.3%		
Supply Chain/Electronic Manufacturing 0.3%		
Mobileye (1)	211,900	8,906
Total Hardware		8,906
HEALTH CARE 0.6%		
Healthcare Services 0.6%		
Veeva Systems, Class A (1)	708,200	18,081
Total Health Care		18,081
INFORMATION SERVICES 2.3%		
Data Services 0.0%		
Oanda, Acquisition Date: 8/24/07-7/2/14, Cost $429 (1)(2)(3)	15,041	182
		182
E-Commerce 2.3%		
Vipshop Holdings, ADR (1)	2,495,100	73,456
		73,456
Total Information Services		73,638

IT SERVICES 0.9%		
IT Services 0.9%		
Equinix, REIT	123,523	28,762
Total IT Services		28,762
MEDIA 60.0%		
Cable/Satellite 9.6%		
Altice (EUR) (1)	364,157	39,326
Comcast, Class A	2,325,200	131,304
DIRECTV (1)	369,400	31,436
Sky (GBP)	532,429	7,835
Time Warner Cable, Class A	639,200	95,803
		305,704
Gaming 1.6%		
Las Vegas Sands	719,950	39,626
Wynn Macau (HKD)	5,586,400	12,050
		51,676
Internet E-Commerce 13.1%		
Alibaba Group Holding, ADR (1)	583,534	48,573
Amazon.com (1)	505,600	188,134
Angie's List (1)	1,576,700	9,255
Priceline (1)	145,632	169,538
Redfin, Acquisition Date: 4/2/14, Cost $30 (1)(2)(3)	10,172	34
		415,534
Internet Media 21.3%		
Baidu, ADR (1)	800,100	166,741
Facebook (1)	1,780,100	146,351
Google, Class A (1)	132,150	73,304
Google, Class C (1)	165,200	90,530
Houzz, Acquisition Date: 6/3/14, Cost $1,400 (1)(2)(3)	18,686	1,400
LinkedIn (1)	257,000	64,214

NAVER (KRW)	84,431	50,954
Tencent Holdings (HKD)	2,278,500	43,103
Twitter (1)	187,900	9,410
Yahoo! (1)	537,000	23,861
Yandex, Class A (1)	435,000	6,597
		676,465
Media & Entertainment 14.4%		
Central European Media Enterprises (1)	1,215,800	3,234
Discovery Communications, Class C (1)	952,200	28,066
Liberty Global, Series C (1)	3,403,421	169,524
Netflix (1)	142,700	59,462
News Corp, Class A (1)	492,800	7,890
Twenty-First Century Fox, Class A	2,203,800	74,577
Viacom, Class B	363,900	24,854
Walt Disney	879,300	92,230
		459,837
Total Media		1,909,216
SOFTWARE 4.5%		
Applications Software 2.6%		
Atlassian, Class A, GDR, Acquisition Date: 4/9/14 Cost $527 (1)(2)(3)	32,963	626
Atlassian, Class A, GDR, Acquisition Date: 4/9/14 Cost $1,897 (1)(2)(3)	118,586	2,253
Atlassian, Class A, GDR, Acquisition Date: 4/9/14 Cost $363 (1)(2)(3)	22,707	431
Atlassian, Series 1, GDR, Acquisition Date: 4/9/14 Cost $926 (1)(2)(3)	57,862	1,099
Atlassian, Series 2, GDR, Acquisition Date: 4/9/14 Cost $2,479 (1)(2)(3)	154,924	2,943
Atlassian, Series A, GDR, Acquisition Date: 4/9/14 Cost $1,833 (1)(2)(3)	114,566	2,177
Cvent (1)	280,100	7,854
Marketo (1)	330,000	8,455
NetSuite (1)	272,000	25,231

salesforce.com (1)	351,100	23,457
Workday (1)	89,400	7,546
		82,072
Infrastructure Software 0.5%		
Red Hat (1)	185,700	14,067
		14,067
Systems Software 1.4%		
ServiceNow (1)	301,649	23,764
VeriSign (1)	329,800	22,087
		45,851
Total Software		141,990
TECHNOLOGY 0.1%		
Software & Services 0.1%		
Dropbox, Class A, Acquisition Date: 11/7/14 Cost $3,270 (1)(2)(3)	171,173	3,269
Dropbox, Class B, Acquisition Date: 5/1/12, Cost $754 (1)(2)(3)	83,278	1,591
Total Technology		4,860
TELECOM EQUIPMENT 1.5%		
Wireless Equipment 1.5%		
QUALCOMM	671,960	46,594
Total Telecom Equipment		46,594
TELECOM SERVICES 25.5%		
Long Distance/Data 0.3%		
Akamai Technologies (1)	142,100	10,096
		10,096
Wireless - Domestic 15.7%		
American Tower, REIT	1,865,000	175,590
Crown Castle International, REIT	2,108,864	174,065

SBA Communications (1)	620,700	72,684
T-Mobile US (1)	2,430,696	77,029
		499,368
Wireless - International 4.7%		
Iliad (EUR)	237,384	55,461
Sarana Menara Nusantara (IDR) (1)	65,797,500	20,227
Tim Participacoes, ADR	1,089,632	18,066
Vodafone (GBP)	17,541,924	57,328
		151,082
Wireline - Domestic 4.5%		
Verizon Communications	2,961,076	143,997
		143,997
Wireline - International 0.3%		
Telecom Italia, Ordinary Shares (EUR) (1)	6,777,843	7,946
		7,946
Total Telecom Services		812,489
Total Common Stocks (Cost $1,893,843)		3,117,065
PREFERRED STOCKS 0.2%		
MEDIA 0.2%		
Internet E-Commerce 0.2%		
FlipKart, Series G, Acquisition Date: 12/17/14, Cost $4,945 (1)(2)(3)	41,294	4,945
Total Preferred Stocks (Cost $4,945)		4,945
CONVERTIBLE PREFERRED STOCKS 1.6%		
MEDIA 0.7%		
Internet E-Commerce 0.5%		
Airbnb, Series D, Acquisition Date: 4/16/14 Cost $5,109 (1)(2)(3)	125,499	5,109

Redfin, Series F, Acquisition Date: 11/7/13 Cost $3,922 (1)(2)(3)	1,614,970	5,326
Uber Technologies, Series E, Acquisition Date: 12/5/14 Cost $6,573 (1)(2)(3)	197,272	6,573
		17,008
Internet Media 0.2%		
Glam Media, Series M-1, Acquisition Date: 7/2/07 Cost $3,752 (1)(2)(3)	318,078	918
Glam Media, Series M-1, Acquisition Date: 7/2/07 Cost $525 (1)(2)(3)	45,440	—
Houzz, Series D, Acquisition Date: 6/3/14 Cost $4,200 (1)(2)(3)	56,056	4,200
		5,118
Total Media		22,126
SOFTWARE 0.6%		
Applications Software 0.1%		
Plex Systems, Series B, Acquisition Date: 6/9/14, Cost $3,508 (1)(2)(3)(4)	1,528,887	3,508
		3,508
Enterprise Software 0.4%		
Cloudera, Series F, Acquisition Date: 2/5/14 Cost $4,527 (1)(2)(3)	310,902	8,651
Domo, Series D, Acquisition Date: 1/31/14 Cost $3,003 (1)(2)(3)	726,554	3,003
		11,654
Infrastructure Software 0.1%		
MongoDB, Series F, Acquisition Date: 10/2/13 Cost $3,228 (1)(2)(3)	193,004	3,228
		3,228
Total Software		18,390

TECHNOLOGY 0.3%		
Software & Services 0.3%		
Dropbox, Series A, Acquisition Date: 5/1/12 Cost $936 (1)(2)(3)	103,417	1,975
Dropbox, Series A-1, Acquisition Date: 5/1/12 Cost $4,597 (1)(2)(3)	508,002	9,704
Total Technology		11,679
Total Convertible Preferred Stocks (Cost $43,879)		52,195
CORPORATE BONDS 0.1%		
Central European Media Enterprises, PIK, 15.00%, 12/1/17	2,131,335	2,266
Glam Media, 9.00%, 12/2/15, Acquisition Date: 7/2/07 Cost $697 (2)(3)	25,471	—
Glam Media, 9.00%, 12/2/15, Acquisition Date: 7/2/07-8/1/12, Cost $25 (2)(3)	697,244	551
Total Corporate Bonds (Cost $2,854)		2,817
SHORT-TERM INVESTMENTS 0.1%		
Money Market Funds 0.1%		
T. Rowe Price Government Reserve Investment Fund, 0.03% (4)(5)	3,992,508	3,993
Total Short-Term Investments (Cost $3,993)		3,993
Total Investments in Securities 99.9% of Net Assets (Cost $1,949,514)		**$ 3,181,015**

‡ Shares/Par are denominated in U.S. dollars unless otherwise noted.

(1) Non-income producing

(2) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $73,696 and represents 2.3% of net assets.

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Media & Telecommunications Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price Media & Telecommunications Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund commenced operations on October 13, 1993. The fund seeks to provide long-term capital growth through the common stocks of media, technology, and telecommunications companies.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including but not limited to ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Guidance
In June 2014, FASB issued Accounting Standards Update (ASU) No. 2014-11, Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The ASU changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The ASU is effective for interim and annual reporting periods beginning after December 15, 2014. Adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and its net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board; is chaired by the fund’s treasurer; and has representation from legal, portfolio management and trading, operations, and risk management.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded domestic equity securities generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market. Securities with remaining maturities of one year or more at the time of acquisition are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2015:

There were no material transfers between Levels 1 and 2 during the period ended March 31, 2015.

Following is a reconciliation of the fund’s Level 3 holdings for the period ended March 31, 2015. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at March 31, 2015, totaled $0 for the period ended March 31, 2015.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

NOTE 4 - FEDERAL INCOME TAXES

At March 31, 2015, the cost of investments for federal income tax purposes was $1,949,514,000. Net unrealized gain aggregated $1,231,507,000 at period-end, of which $1,287,605,000 related to appreciated investments and $56,098,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund, the T. Rowe Price Government Reserve Investment Fund, or the T. Rowe Price Short-Term Reserve Fund (collectively, the Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The Price Reserve Investment Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. The Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Media & Telecommunications Fund, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date May 26, 2015

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date May 26, 2015

	By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date May 26, 2015